Inventory (Tables)	12 Months Ended
Dec. 31, 2022
Schedule Of Inventory
Schedule of Inventory
	December 31
	2022	2021
	NIS in thousands
Finished goods	50,140	39,256
Goods in process and dried inflorescence	69,993	23,057
Total inventory	120,133	62,313